Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Components Of Postretirement Benefit Expense

	2011		2010		2009
In millions	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Service cost	$121	$2	$116	$3	$120	$4
Interest cost	544	12	541	12	537	12
Expected return on plan assets	(713)	(12)	(631)	(11)	(634)	(10)
Actuarial loss / (gain)	212	0	174	0	160	(2)
Amortization of prior service cost	31	0	31	0	30	0
Curtailment gain	0	0	0	(2)	0	(1)
Settlement gain	0	(1)	0	(2)	0	0
Net periodic pension expense (a)	$195	$1	231	$0	$213	$3

(a)

Excludes $83.2 million in 2009 of termination benefits, in connection with cost reduction programs and facility rationalizations, that were recorded in Restructuring and other charges in the consolidated statement of operations.

Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components Of Postretirement Benefit Expense

In millions	2011	2010	2009
Service cost	$2	$2	$2
Interest cost	21	23	31
Actuarial loss	9	12	23
Amortization of prior service credits	(25)	(31)	(29)
Net postretirement benefit expense (a)	$7	$6	$27

(a)

Excludes $2.8 million of termination benefits in 2009 related to cost reduction programs and facility rationalizations that were recorded in Restructuring and other charges in the consolidated statement of operations.

Changes In Postretirement Benefit Obligation, Plan Assets, Funded Status And Amounts Recognized In Balance Sheet And Accumulated Other Comprehensive (Loss) Income

In millions	2011	2010
Change in projected benefit obligation:
Benefit obligation, January 1	$425	$473
Service cost	2	2
Interest cost	21	23
Participants' contributions	46	48
Actuarial (gain) loss	29	(21)
Benefits paid	(108)	(110)
Less: Federal subsidy	10	10
Benefit obligation, December 31	$425	$425
Change in plan assets:
Fair value of plan assets, January 1	$0	$0
Company contributions	62	62
Participants' contributions	46	48
Benefits paid	(108)	(110)
Fair value of plan assets, December 31	$0	$0
Funded status, December 31	$(425)	$(425)
Amounts recognized in the consolidated balance sheet under ASC 715:
Current liability	$(43)	$(48)
Non-current liability	(382)	(377)
	$(425)	$(425)
Amounts recognized in accumulated other comprehensive income under ASC 715 (pre-tax):
Net actuarial loss	$81	$66
Prior service credit	(35)	(60)
	$46	$6

Postretirement Benefit Adjustments Recognized In Other Comprehensive (Loss) Income

In millions
Current year actuarial loss	$24
Amortization of actuarial loss	(9)
Amortization of prior service credit	25
$40

Estimated Total Future Postretirement Benefit Payments, Net Of Participant Contributions And Estimated Future Medicare Part D Subsidy Receipts

In millions	Benefit Payments	Subsidy Receipts
2012	$55	$11
2013	52	11
2014	49	9
2015	47	9
2016	44	7
2017 – 2021	189	32

Net Cost [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rates Used To Determine Net Cost

	2011	2010	2009
Discount rate	5.30%	5.40%	5.90%

Benefit Obligation [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rates Used To Determine Net Cost

	2011	2010
Discount rate	4.80%	5.30%
Health care cost trend rate assumed for next year	8.00%	8.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain	2017	2017